SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
13	SHARE BASED COMPENSATION

Share incentive plans

On September 22, 2008, Tarena International adopted the 2008 Share Plan (the “2008 Plan”), pursuant to which Tarena International is authorized to issue share options and other share-based awards to key employees, directors and consultants of the Company to purchase up to 6,002,020 of its Class A ordinary shares (being retroactively adjusted to reflect the effect of the share split) under the 2008 Plan. On November 28, 2012, the Company increased the number of Class A ordinary shares authorized for issuance under the 2008 Plan to 8,184,990 Class A ordinary shares. Share options issued before September 22, 2008 are also administered under the 2008 Plan.

On February 1, 2014, Tarena International adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which Tarena International was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the Award Pool, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each calendar year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding calendar year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding calendar year.

Share options

On January 1, 2011 and September 26, 2011, the board of directors of Tarena International approved the grant of options to purchase 124,000 and 1,533,020 ordinary shares of Tarena International to certain employees and directors. These options vest over a five-year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO as defined in the Plan, (ii) a liquidation event as defined in the Company’s Memorandum and Articles of Association, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International’s ordinary shares on January 1, 2011 and September 26, 2011 was determined to be US$0.63 and US$0.83 per share, respectively.

On January 1, 2013, the board of directors of Tarena International approved the grant of options to certain employees to purchase 2,029,386 ordinary shares of Tarena International. These options vest over a four year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO as defined in the Plan, (ii) a liquidation event as defined in the Company’s Memorandum and Articles of Association, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years.

On September 16, 2013, the board of directors of Tarena International approved the grant of options to an employee to purchase 30,000 ordinary shares of Tarena International. 25% of the options will be vested at the closing of the Company’s IPO while the remaining 75% will vest over a four-year period, that can only be exercised upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years.

On September 16, 2013, the board of directors of Tarena International approved the grant of options to an officer to purchase 458,424 ordinary shares of Tarena International. If the Company undertakes any additional round of financing or any other activities to effect an increase of the total shares outstanding on a fully diluted basis before the IPO, the officer will be granted additional share options at the same exercise price. The total number of share options the officer will be granted will be equal to not less than 1% of the Company’s total shares outstanding on a fully diluted basis on the date immediately preceding the closing of the Company’s IPO. 25% of the options will be immediately and fully vested at the closing of the Company’s IPO while the remaining 75% will vest over a four-year period, that can only be exercised upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International’s ordinary shares on January 1, 2013 and September 16, 2013 was determined to be US$3.75 and US$5.69 per share, respectively.

On February 20, 2014, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,805,784 ordinary shares of Tarena International. The options vest over a four year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International’s ordinary shares on February 20, 2014 was determined to be US$8.60 per share.

During the year ended December 31, 2015, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 615,624 ordinary shares of Tarena International at exercise prices ranging from US$0.89 to US$4.36 per share. These options vest over a period ranging between 1 year and 4 years. The options have a contractual term of ten years.

During the year ended December 31, 2016, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,115,807 ordinary shares of Tarena International at exercise prices ranging from US$0.058 to US$4.36 per share. These options vest over a period ranging between 0.5 year and 4 years. The options have a contractual term of ten years.

During the year ended December 31, 2017, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 682,435 ordinary shares of Tarena International at exercise prices ranging from US$0.058 to US$4.36 per share. These options vest over a period ranging between 0.17 year and 4 years. The options have a contractual term of ten years.

A summary of share options activity for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at December 31, 2014	8,038,950	1.44
Granted	615,624	3.38
Exercised	(3,015,872)	1.20
Forfeited	(56,926)	3.33
Expired	—	—
Outstanding at December 31, 2015	5,581,776	1.77	5.68	48,412
Granted	1,115,807	1.90
Exercised	(2,106,043)	1.46
Forfeited	(263,671)	2.98
Expired	—	—
Outstanding at December 31, 2016	4,327,869	1.88	5.84	56,743
Granted	682,435	0.88
Exercised	(1,898,391)	1.74
Forfeited	(100,279)	3.21
Expired	—	—
Outstanding at December 31, 2017	3,011,634	1.70	5.83	40,031
Vested and expected to vest as of December 31, 2017	2,716,474	1.57	5.61	36,454
Exercisable as of December 31, 2017	1,724,139	1.15	4.30	23,860

The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017were RMB235,831, RMB141,040 and RMB210,265, respectively.

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Expected volatility	62.3%-70.9%	63.5%-68.8%	63.7%-67.8%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.0	2.0	2.0
Risk-free interest rate per annum	2.68%-2.99%	2.15%-3.18%	2.88%-3.22%
The fair value of underlying ordinary shares (per share)	US$9.28-US$12.85	US$9.99-US$16.54	US$14.27-US$19.03

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry.

The estimated fair value of the underlying ordinary shares on each date of grant prior to September 2013, was determined by management based on a retrospective valuation conducted by American Appraisal. The estimated fair values of the underlying ordinary shares on September 16, 2013 and February 20, 2014 were determined by management based on a contemporaneous valuation conducted by American Appraisal. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares. The fair values of the underlying ordinary shares on each date of grant after April 2014, were the closing prices of the Company’s Class A ordinary shares traded in the Stock Exchange.

No income tax benefit was recognized in the consolidated statements of comprehensive income as the share-based compensation expense was not tax deductible.

The fair values of the options granted for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Weighted average grant date fair value of option per share	9.16	10.17	15.99
Aggregate grant date fair value of options	5,641	11,352	10,915

As of December 31, 2017, there was approximately RMB 59,273 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 1.72 years.

Non-vested shares

On April 3, 2014, the board of directors of Tarena International approved the grant of two batches of non-vested shares to three independent directors. The number of the first batch of non-vested shares is equal to 27,780 shares, which was calculated as US$250 divided by US$9 per share, i.e. the IPO price of ordinary share of Tarena International. Conditioned on the Grantee’s continuous services as a director of the Company, a second batch of non-vested shares should be granted with the number equal to US$250 divided by the closing price of ordinary share of Tarena International on April 3, 2015, which was calculated as US$250 divided by US$10 per share, with 25,000 non-vested shares were granted on April 3, 2015. The two batches of non-vested shares shall vest on the April 3, 2015 and 2016, respectively.

On November 11, 2014, the board of directors of Tarena International approved the grant of 1,944 non-vested shares to 8 employees. One hundred percent of the non-vested shares shall vest immediately on the grant date.

On April 3, 2016, the board of directors of Tarena International approved the grant of 20,000 non-vested shares to three independent directors, 25% of which vest at the end of every quarter within one year. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

On February 28, 2017, the board of directors of Tarena International approved the grant of 700 non-vested shares to 7 employees. One hundred percent of the non-vested shares shall vest immediately on the grant date. On April 3, 2017, the board of directors of Tarena International approved the grant of 13,335 non-vested shares to three independent directors, 25% of which vest at the end of every quarter within one year. On February 28, 2017, the board of directors of Tarena International approved the grant of 28,475 and 87,325 non-vested shares to employees, of which the vest period is eight and nine years, respectively. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

A summary of the non-vested shares activity under the 2014 Share Plan is summarized as follows:

	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
		US$

Outstanding as of December 31, 2014	27,780	9.06
Granted	25,000	9.63
Vested	(27,780)	9.06
Forfeited	-	-
Outstanding as of December 31, 2015	25,000	9.63
Granted	20,000	10.82
Vested	(35,000)	9.97
Forfeited	-	-
Outstanding as of December 31, 2016	10,000	10.82
Granted	129,835	14.93
Vested	(17,367)	14.08
Forfeited	(15,701)	14.47
Outstanding as of December 31, 2017	106,767	14.75

As of December 31, 2017, there was approximately RMB6,845 of total unrecognized compensation cost related to non-vested shares, which is expected to be recognized over a weighted average period of approximately 7.46 years. The total fair value of shares vested during the year ended December 31, 2016 and 2017 was RMB2,316 and RMB1,652 respectively.